Class C Prospectus | Turner Titan Long/Short Fund
Turner Titan Long/Short Fund
Investment Objective
The Turner Titan Long/Short Fund (the "Titan Long/Short Fund" or the "Fund"), a series of the Turner Funds (the "Trust"), seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class C Prospectus Turner Titan Long/Short Fund Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class C Prospectus Turner Titan Long/Short Fund Class C Shares
Investment Advisory Fees	1.50%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	1.85%
Shareholder Servicing Fees	0.25%
Total Annual Fund Operating Expenses	4.35%
Fee Waivers and Expense Reimbursements	(0.75%)	[1],[2],[3]
Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	3.60%	[1],[2],[3]
[1]	Turner Investments LLC ("Turner" or the "Adviser") has contractually agreed to waive a portion of the Investment Advisory Fees payable by Class C Shares to keep Investment Advisory Fees from exceeding 0.75% through January 31, 2018.
[2]	The Fee Waivers and Expense Reimbursements and the Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements have been restated and differ from the ratios of net expenses to average net assets given in the Fund's annual report, which do not reflect the current expenses of the Fund.
[3]	Turner has contractually agreed to waive fees and reimburse Fund expenses to keep the "Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements" of Class C Shares (excluding interest and borrowing cost on short and long sales and short sale dividend expenses) from exceeding 2.90% through January 31, 2018. Only the Board of Trustees of the Trust may terminate the waiver prior to January 31, 2018. Turner may discontinue this arrangement at any time after January 31, 2018.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses will remain the same and that you reinvest all dividends and distributions.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class C Prospectus | Turner Titan Long/Short Fund | Class C Shares | USD ($)	463	1,250	2,150	4,450

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class C Prospectus | Turner Titan Long/Short Fund | Class C Shares | USD ($)	363	1,250	2,150	4,450

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 572% of the average value of its portfolio.

Principal Strategy

The Turner Titan Long/Short Fund invests primarily in equity securities of companies with a wide range of capitalizations across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets. Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation. For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund's holdings will be global and diversified.

Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund's net assets. However, these weightings are expected to vary over time as a result of market fluctuations. The Adviser expects to attempt to rebalance the Fund's portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including common stock, preferred stock, or securities convertible into common stock). The Fund's investments in foreign stocks may include emerging market securities.

The Fund will buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The medium and small capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium and small sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium and small capitalization stock prices may be more volatile than those of larger companies. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The Fund is subject to risks due to its foreign investments. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund's investments will generate taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund's ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities. The Fund's portfolio turnover rates are described in this Summary Section.

Performance Information

The bar chart and the performance table below provide some indication of the risks and volatility of an investment in the Fund. Of course, the Fund's past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.turnerinvestments.com.

This bar chart shows changes in the performance of the Fund's Class C Shares (excluding sales charges, which if included, would cause return(s) to be lower) from year to year since the Fund's inception.[1]

[1] The above information is based on a calendar year. The Fund's Class C Shares commenced operations on July 14, 2009.
Best Quarter	Worst Quarter
6.35 (3/31/15)%	(8.83 (12/31/16))%

Average Annual Total Returns (for the periods ended December 31, 2016)

This table compares the Fund's Class C Shares average annual total returns for the periods ended December 31, 2016 to those of the S&P 500 Index, Bloomberg Barclays Capital U.S. Aggregate Bond Index and Lipper Long/Short Equity Funds Classification. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. The after-tax figures shown are for Class C Shares only. Your after-tax returns may differ from those shown. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

Average Annual Returns - Class C Prospectus - Turner Titan Long/Short Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class C Shares		(13.03%)	(0.95%)	0.98%	Jul. 14, 2009
After Taxes on Distributions | Class C Shares		(13.03%)	(2.42%)	(0.24%)
After Taxes on Distributions and Sale of Fund Shares | Class C Shares		(7.37%)	(0.65%)	0.75%
S&P 500 Index	[1]	11.96%	14.66%	15.30%	Jul. 14, 2009
Bloomberg Barclays Capital U.S. Aggregate Bond Index	[2]	2.65%	2.23%	3.82%	Jul. 14, 2009
Lipper Long/Short Equity Funds Classification	[3]	3.14%	5.32%	6.46%	Jul. 14, 2009
[1]	The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.
[2]	The Bloomberg Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.
[3]	The Lipper Long/Short Equity Funds Classification represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.